LONG TERM DEBT	12 Months Ended
Dec. 31, 2022
LONG TERM DEBT
LONG TERM DEBT

19.LONG TERM DEBT

	December 31, 2022
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$—	$—
Newmont loan (note 21)	—	—	—
Credit facility (note 22)	22,200	100,795	122,995
Fresnillo obligation (note 23)	22,800	—	22,800
	$45,000	$100,795	$145,795

	December 31, 2021
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$113,260	$113,260
Newmont loan (note 21)	10,293	—	10,293
Credit facility (note 22)	—	—	—
Fresnillo obligation (note 23)	15,000	22,800	37,800
	$25,293	$136,060	$161,353